Biological Assets (Details) - Schedule of Quantitative Data about Cattle Raising Activity - Heads of cattle [Member] - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Biological Assets (Details) - Schedule of Quantitative Data about Cattle Raising Activity [Line Items]
Total number of cattle	R$ 22,705	R$ 21,168
Consumable Cattle [Member]
Biological Assets (Details) - Schedule of Quantitative Data about Cattle Raising Activity [Line Items]
Total number of cattle	5,101	3,154
Production Cattle [Member]
Biological Assets (Details) - Schedule of Quantitative Data about Cattle Raising Activity [Line Items]
Total number of cattle	R$ 17,604	R$ 18,014